PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
Property and Equipment		$ 1,387,525	$ 1,584,120
Less: Accumulated Depreciation		(763,006)	(658,049)
Total		624,519	926,071	$ 534,057
Depreciation expense		236,000	258,000
Loss on disposal	$ 23,500	(72,231)	843
Furniture and Fixtures
PROPERTY AND EQUIPMENT, NET
Property and Equipment		40,904	49,583
Machinery and Equipment
PROPERTY AND EQUIPMENT, NET
Property and Equipment		111,837	97,071
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and Equipment		647,960	850,642
Loss on disposal		(28,000)	(8,000)
Estimated fair value		(56,500)	(23,000)
Property improvements
PROPERTY AND EQUIPMENT, NET
Property and Equipment		16,824	16,824
Building
PROPERTY AND EQUIPMENT, NET
Property and Equipment		$ 570,000	$ 570,000